CLOSED BLOCKS (TABLES)	12 Months Ended
Dec. 31, 2012
Closed Block Assets And Liabilities Tables [Abstract]
Schedule of Closed Block Assets and Liabilities [Table Text Block]
	December 31,
	2012	2011

	(In Millions)

CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders’ account balances and other	$7,942	$8,121
Policyholder dividend obligation	373	260
Other liabilities	192	86
Total Closed Block liabilities	8,507	8,467

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of
$5,245 and $5,342)	5,741	5,686
Mortgage loans on real estate	1,255	1,205
Policy loans	1,026	1,061
Cash and other invested assets	2	30
Other assets	232	207
Total assets designated to the Closed Block	8,256	8,189

Excess of Closed Block liabilities over assets designated to the Closed Block	251	278

Amounts included in accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of deferred income tax
(expense) benefit of $(47) and $(33) and policyholder
dividend obligation of $(373) and $(260)	87	62

Maximum Future Earnings To Be Recognized From Closed Block
Assets and Liabilities	$338	$340

Closed Block Operations Net Results [Abstract]
Schedule Of Closed Block Revenue And Expenses [Table Text Block]
	2012	2011	2010

	(In Millions)

REVENUES:
Premiums and other income	$316	$354	$365
Investment income (loss)	420	438	468
Net investment gains (losses)	(9)	(10)	(23)
Total revenues	727	782	810

BENEFITS AND OTHER DEDUCTIONS:
Policyholders’ benefits and dividends	724	757	776
Other operating costs and expenses	0	2	2
Total benefits and other deductions	724	759	778

Net revenues, before income taxes	3	23	32
Income tax (expense) benefit	(1)	(8)	(11)
Net Revenues (Losses)	$2	$15	$21

Closed Block Dividend Obligation [Table Text Block]
	December 31,
	2012	2011

	(In Millions)

Balances, beginning of year	$260	$119
Unrealized investment gains (losses)	113	141
Balances, End of year	$373	$260